Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income/(loss)	$ (1,879)	$ 714
Other comprehensive income consists of the following:
Translation gain/(loss)	(359)	(35)
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax	(24)	(11)
Release on disposal of available-for-sale financial assets during the period, net of tax	(1)	0
Reclassification of other-than-temporary impairments on available-for-sale financial assets to Net income/(loss) during the period, net of tax	26	1
Other comprehensive income	(358)	(45)
Comprehensive Income	(2,237)	669
Total comprehensive income attributable to:
AngloGold Ashanti	(2,231)	658
Noncontrolling interests	(6)	11
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect	2	0
Reclassification of other-than-temporary impairment on available for sale financial assets to Net Income during the period, tax effect	0	0
Release on disposal of available-for-sale financial assets during the period, tax effect	$ 0